Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	811-21650
Entity Registrant Name	ASA Gold and Precious Metals Limited
Entity Central Index Key	0001230869
Entity Tax Identification Number	98-6000252
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	190 Middle Street, Suite 301
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	207
Local Phone Number	347-2000
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $1.00 per share
Trading Symbol	ASA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable